Risks Arising from Financial Instruments - Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-derivative financial liabilities
Bank overdraft	$ (5)	$ (68)
Net carrying amount [member]
Non-derivative financial liabilities
Secured bank loans	(702)	(861)
Commercial papers	(1,522)	(1,599)
Unsecured bank loans	(294)	(185)
Unsecured bond issues	(93,725)	(98,206)
Unsecured other loans	(83)	(98)
Finance lease liabilities	(2,234)	(2,025)
Bank overdraft	(5)	(68)
Trade and other payables	(24,496)	(24,806)
Non-derivative financial liabilities	(123,061)	(127,848)
Derivative financial assets/(liabilities)
Interest rate derivatives		(102)
Foreign exchange derivatives	(696)	(600)
Cross currency interest rate swaps	(709)	(175)
Commodity derivatives	(26)	(97)
Equity derivatives	(5,373)	(3,177)
Derivative financial assets/(liabilities)	(6,803)	(4,151)
Of which: related to cash flow hedges	(418)	(448)
Contractual cash flows [member]
Non-derivative financial liabilities
Secured bank loans	(735)	(890)
Commercial papers	(1,522)	(1,599)
Unsecured bank loans	(299)	(188)
Unsecured bond issues	(165,812)	(165,424)
Unsecured other loans	(115)	(131)
Finance lease liabilities	(2,455)	(2,338)
Bank overdraft	(5)	(68)
Trade and other payables	(24,688)	(25,152)
Non-derivative financial liabilities	(195,631)	(195,790)
Derivative financial assets/(liabilities)
Interest rate derivatives		(103)
Foreign exchange derivatives	(696)	(600)
Cross currency interest rate swaps	(852)	(187)
Commodity derivatives	(26)	(97)
Equity derivatives	(5,372)	(3,177)
Derivative financial assets/(liabilities)	(6,901)	(4,164)
Of which: related to cash flow hedges	(418)	(448)
Contractual cash flows [member] | Less than 1 year [member]
Non-derivative financial liabilities
Secured bank loans	(675)	(795)
Commercial papers	(1,522)	(1,599)
Unsecured bank loans	(299)	(140)
Unsecured bond issues	(3,582)	(5,513)
Unsecured other loans	(13)	(27)
Finance lease liabilities	(460)	(404)
Bank overdraft	(5)	(68)
Trade and other payables	(22,906)	(22,861)
Non-derivative financial liabilities	(29,462)	(31,407)
Derivative financial assets/(liabilities)
Interest rate derivatives		(7)
Foreign exchange derivatives	(696)	(600)
Cross currency interest rate swaps	(8)	75
Commodity derivatives	(26)	(97)
Equity derivatives	(4,455)	(3,177)
Derivative financial assets/(liabilities)	(5,159)	(3,806)
Of which: related to cash flow hedges	(353)	(408)
Contractual cash flows [member] | 1-2 years [member]
Non-derivative financial liabilities
Secured bank loans	(14)	(18)
Unsecured bank loans		(47)
Unsecured bond issues	(4,057)	(6,415)
Unsecured other loans	(8)	(17)
Finance lease liabilities	(425)	(350)
Trade and other payables	(1,103)	(1,227)
Non-derivative financial liabilities	(5,607)	(8,074)
Derivative financial assets/(liabilities)
Interest rate derivatives		(1)
Cross currency interest rate swaps	(575)	(285)
Equity derivatives	(917)
Derivative financial assets/(liabilities)	(1,473)	(286)
Of which: related to cash flow hedges		5
Contractual cash flows [member] | 2-3 years [member]
Non-derivative financial liabilities
Secured bank loans	(12)	(18)
Unsecured bank loans		(1)
Unsecured bond issues	(3,823)	(6,518)
Unsecured other loans	(6)	(9)
Finance lease liabilities	(315)	(243)
Trade and other payables	(135)	(472)
Non-derivative financial liabilities	(4,291)	(7,261)
Derivative financial assets/(liabilities)
Interest rate derivatives		(1)
Cross currency interest rate swaps	(98)	6
Derivative financial assets/(liabilities)	(98)	5
Of which: related to cash flow hedges		3
Contractual cash flows [member] | 3-5 years [member]
Non-derivative financial liabilities
Secured bank loans	(10)	(22)
Unsecured bond issues	(16,557)	(18,605)
Unsecured other loans	(57)	(5)
Finance lease liabilities	(424)	(285)
Trade and other payables	(197)	(165)
Non-derivative financial liabilities	(17,245)	(19,082)
Derivative financial assets/(liabilities)
Interest rate derivatives		3
Cross currency interest rate swaps	(132)	75
Derivative financial assets/(liabilities)	(132)	78
Of which: related to cash flow hedges	(65)	5
Contractual cash flows [member] | Greater than 5 years [member]
Non-derivative financial liabilities
Secured bank loans	(24)	(37)
Unsecured bond issues	(137,793)	(128,373)
Unsecured other loans	(31)	(73)
Finance lease liabilities	(831)	(1,056)
Trade and other payables	(347)	(427)
Non-derivative financial liabilities	(139,026)	(129,966)
Derivative financial assets/(liabilities)
Interest rate derivatives		(97)
Cross currency interest rate swaps	(39)	(58)
Derivative financial assets/(liabilities)	$ (39)	(155)
Of which: related to cash flow hedges		$ (53)